Note 4 - Inventories (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Note To Financial Statement Details Textual
Capitalized depreciation and amortization costs	$ 200,000	$ 100,000	$ 200,000	$ 100,000	$ 0
Capitalized depreciation and amortization costs	$ 1,900,000	$ 1,800,000	$ 1,900,000	1,800,000	$ 0
Ore on leach pads written off (in gold ounces) | oz	6,512	11,680	10,492
Production costs written off	$ 10,200,000		$ 16,700,000	2,200,000
Capitalized depreciation and amortization costs, written off	700,000		1,300,000	$ 200,000
Mine Site Costs, Gross	$ 12,900,000		$ 20,100,000